ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Accounts receivable
Amounts due from concentrate sales	$ 246,000		$ 188,000
Other receivables	447,000		366,000
Accounts receivable	693,000		554,000
Other current assets
Restricted cash	0		945,000
Value added taxes recoverable	337,000		352,000
Prepaid expenses	203,000		243,000
Current receivables due from joint ventures	148,000		0
Derivative assets	0		59,000
Miscellaneous current assets	127,000		91,000
Other current assets	815,000		1,690,000
Massawa
Other current assets
Consideration paid (received)		$ 46,250
Lagunas Norte [Member]
Other current assets
Consideration paid (received)	15,000
Contingent Consideration reclassed to Accounts Receivable	15,000
Zambia
Other current assets
VAT and fuel tax recoverables	106,000		172,000
Asset arising from tax settlement	50,000		50,000
Mali
Other current assets
VAT and fuel tax recoverables	84,000		49,000
Tanzania
Other current assets
VAT and fuel tax recoverables	51,000		66,000
Argentina
Other current assets
VAT and fuel tax recoverables	18,000		32,000
Dominican Republic
Other current assets
VAT and fuel tax recoverables	$ 11,000		$ 12,000